Business Acquisition	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Business Acquisition
Business Acquisition

Note 16: Business Acquisition

On July 1, 2022, Alliance purchased 100% of the stock of Think3Fold, a collectibles distribution company for no consideration. The merged entity expanded and diversified the Company’s portfolio of products and enabled scale and fixed cost leverage.

The results of operations of the acquired entity are included in the Consolidated Financial Statements from July 1, 2022, through December 31, 2022. The Company recognized $694 thousand of acquisition-related costs that were expensed in the current period. These costs are included in the consolidated statements of operations and comprehensive income within Transaction Costs.

Think3Fold revenue and earnings included in the Company’s consolidated statements of operations for the periods July 1, 2022, through December 31, 2022, are as follows:

	Three Months Ended	Six Months Ended
($ in thousands)	December 31, 2022	December 31, 2022
Revenue	$6,784	$10,605
Net Income	1,360	1,086

Note 16: Business Acquisition (continued)

The Think3Fold acquisition was treated for accounting purposes as a purchase of Think3Fold using the acquisition method of accounting in accordance with ASC 805, Business Combination. Under the acquisition method of accounting, the aggregate consideration was allocated to the acquired assets and assumed liabilities, in each case, based on their respective fair value as of the closing date, with the excess of the consideration transferred over the fair value of the net assets acquired (or net liabilities assumed) being allocated to intangible assets and goodwill.

The initial accounting for this business acquisition is incomplete and the following assets and liabilities were recognized on a provisional basis, since the Company is currently assessing the purchase price allocation and the fair value measurements. During the quarter ended December 31, 2022, the Company recorded a measurement period adjustment to reduce the fair value of the inventory acquired by $5.2 million, which resulted in a corresponding increase in goodwill.

Provisional Allocation of purchase price consideration ($ in thousands)
Cash Acquired	$1
Trade Receivables	3,289
Inventory	5,232
Intangibles	9,031
Other Assets	19
Accounts Payable	(24,820)
Total identifiable net assets (liabilities)	(7,248)
Goodwill	7,248
Total Consideration	$—

Goodwill is attributable primarily to the assembled workforce acquired, as well as benefits from the increased scale of the Company as a result of the Think3fold acquisition. The goodwill from this acquisition is not deductible for income tax purposes.

Note 15: Business Acquisition

On September 30, 2020, Alliance Entertainment (AEC) purchased 100% of the stock of COKeM International (COKeM), a video games distribution company. The merged entity expanded and diversified AEC’s portfolio of products and enabled scale and fixed cost leverage. The aggregate purchase price for the acquisition was $80.4 million. The results of operations of the acquired entity are included in the FY2021 Consolidated Financial Statements from October 1, 2020, through June 30, 2021. The Company recognized $0.35 million of acquisition-related costs that were expensed in the current period. These costs are included in the consolidated statements of operations and comprehensive income within Transaction Costs.

COKeM’s revenue and earnings included in the Company’s consolidated statements of operations for the periods October 1, 2020, through June 30, 2021, are as follows:

Nine Months Ended
($ in thousands)	June 30, 2021
Revenue	$405,714
Net Income	19,567

The Acquisition date fair value of the consideration transferred totaled $80.4 million, which consisted of the following:

Cash at Close	$71,859
Note to Seller	8,500
$80,359

($ in thousands)
Cash Acquired	$6,450
Trade Receivables	48,729
Inventory	70,267
Other Assets	1,779
Accounts Payable	(48,770)
Accrued Expenses	(734)
Property and Equipment	2,638
Total Purchase Price	$80,359

In connection with the above stock purchase, the Company amended its credit line with Bank of America. The terms increase the borrowing limits to $175 million and the agreement was extended to September 2023.

The following table presents the unaudited supplemental pro forma financial information as if the acquisition had closed as of July 1, 2019.

	Year Ended
($ in thousands)	June 30, 2021	June 30, 2020
Revenue	$1,414,039	$1,195,005
Net Income	42,542	3,402